EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

26.  EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2019, employee benefits expense recognised in the statements of income (loss) was $636.8 million (2018 — $596.7 million). In 2019, there were no related party transactions other than compensation of key management personnel. In 2018, related party transactions consisted of the Company’s acquisition of the CMC Exploration Assets (Note 27) and compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2019	2018
Salaries, short-term incentives and other benefits	$14,553	$14,701
Post-employment benefits	1,579	1,984
Share-based payments	24,130	20,440
Total	$40,262	$37,125